Income taxes - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Line Items]
Tax expense (income), continuing operations	[1]	€ 284	€ 337	€ 193
Tax expense relating to profit (loss) from ordinary activities of discontinued operations		€ 10	€ 9	€ 14
Applicable tax rate		25.00%	25.00%	25.00%
Net deferred tax assets		€ 1,761	€ 1,721
Deferred tax assets		1,820	1,865
Deferred tax liabilities		59	143
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates		35	239
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		275	327
Deductible temporary differences for which no deferred tax asset is recognised		33	31
Other tax liability		€ 291	€ 186

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.